BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Uber (Details) ₽ in Millions, $ in Millions		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2018 RUB (₽)	Feb. 28, 2018 shares	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 07, 2018 USD ($)
Business Acquisition [Line Items]
Total cash consideration for the acquisition				₽ 40,030	$ 541.9	₽ 351	₽ 956
ASSETS:
Goodwill			₽ 52,662	104,275		52,205	52,662	$ 1,411.5	$ 706.7
Taxi
ASSETS:
Goodwill			43,682	42,962		42,920	43,682
Russian Search And Portal
ASSETS:
Goodwill			2,228	₽ 2,719		₽ 2,527	2,228
UBER | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)		37.96%
Employees of Yandex.Taxi Group | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)		1.04%
UBER
Business Acquisition [Line Items]
Option to repurchase shares (in years)		3 years
MLU B.V
Business Acquisition [Line Items]
Cash contribution to legal entities	₽ 5,722									$ 100.0
Total cash consideration for the acquisition	3,061
Fair value of non-cash consideration at the acquisition date	50,200
Goodwill expected to be deductible for income tax purpose	0
ASSETS:
Cash and cash equivalents	20,762
Other current assets	314
Property and equipment	70
Intangible assets	7,257
Goodwill	42,026
Investments in non-marketable equity securities	4,392
Total assets	74,821
LIABILITIES:
Other current liabilities	403
Deferred tax liabilities	1,508
Total liabilities	1,911
Net assets	72,910
Fair value of the noncontrolling interest	19,649
Total purchase consideration	53,261
Acquisition related costs							₽ 482
Fair value using cash flow projections (in years)							5 years
Fair value using sustainable long-term growth rates (in years)							5 years
Revenue since acquisition			861
Net loss since acquisition			₽ 1,380
Proforma revenue							₽ 1,031
Proforma net income (loss)							₽ 1,495
MLU B.V | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)		61.00%
MLU B.V | Taxi
ASSETS:
Goodwill	42,026
MLU B.V | License
ASSETS:
Intangible assets	₽ 2,115
LIABILITIES:
Amortization period of intangible assets acquired	6 years 10 months 24 days
MLU B.V | Customer relationships
ASSETS:
Intangible assets	₽ 5,142
LIABILITIES:
Amortization period of intangible assets acquired	15 years 10 months 24 days
MLU B.V | UBER
Business Acquisition [Line Items]
Cash contribution to legal entities	₽ 12,874									$ 225.0
Number of ordinary shares transferred to the company | shares		1,527,507
Percentage of share capital of acquired company transferred		2.03%